General	12 Months Ended
Dec. 31, 2020
Disclosure of general [Abstract]
General
Note 1 – General

A.
Ellomay Capital Ltd. (hereinafter - the "Company"), is an Israeli Company operating in the business of renewable energy and a power generator and developer of renewable energy and power projects in Europe and Israel. As of December 31, 2020,  the Company owns six photovoltaic plants (each, a “PV Plant” and, together, the “PV Plants”) that are connected to their respective national grids and operating as follows: (i) four photovoltaic plants in Spain with an aggregate installed capacity of approximately 7.9 MWp; (ii) 51% of Talasol Solar S.L.U that owns a photovoltaic plant with a peak capacity of 300 MW in the municipality of Talaván, Cáceres, Spain and (iii) one photovoltaic plant in Israel with an aggregate installed capacity of approximately 9 MWp. In addition, the Company indirectly owns: (i) 9.375% of Dorad Energy Ltd. (hereinafter - “Dorad”), (ii) 75% of Ellomay Pumped Storage (2014) Ltd. (increased to 83.333% in January 2021), which is promoting a project to construct a 156 MW pumped storage hydro power plant in the Manara Cliff, Israel, (iii) Ellomay Solar S.L.U that is constructing a photovoltaic plant with a peak capacity of 28 MW in the municipality of Talaván, Cáceres, Spain and (iv) Groen Gas Goor B.V., Groen Gas Oude-Tonge B.V. and Groen Gas Gelderland B.V., project companies operating anaerobic digestion plants in the Netherlands, with a green gas production capacity of approximately 3 million, 3.8 million and 9.5 million (with a license to produce 7.5 million) Nm3 per year, respectively.

The ordinary shares of the Company are listed on the NYSE American and on the Tel Aviv Stock Exchange (under the symbol “ELLO”). The address of the Company’s registered office is 18 Rothschild Blvd., Tel Aviv, Israel.

B.	Definitions:

In these financial statements:

Consolidated companies/subsidiaries – Companies, including partnerships, the financial statements of which are fully consolidated, directly or indirectly, with the financial statements of the Company.

Investee companies – Subsidiaries and companies, including a partnership, the Company's investment in which is stated, directly or indirectly, on the equity basis.

Related party - Within its meaning in IAS 24 (2009), "Related Party Disclosures".

Unless otherwise noted, all references to “€,” “euro” or “EUR” are to the legal currency of the European Union, all references to “USD,”  “US dollar,” “dollars” and “$” are to United States dollars, and all references to "NIS" are to New Israeli Shekels.

C.	Effects of the spreading of the coronavirus:

Following the outbreak of the coronavirus (Covid-19) in China in December 2019, and the spreading of Covid-19 to many other countries since the beginning of 2020, creating the current pandemic situation, there was a decrease in economic activity in many areas around the world, including Israel, Spain and Italy. The spread of the virus has led, inter alia, to a disruption in the supply chain, a decrease in global transportation, restrictions on travel and work that were announced by the State of Israel and other countries around the world and a decrease in the value of financial assets and commodities on the markets in Israel and the world. Although the Company’s operations have not thus far been materially adversely affected by the restrictions imposed by local governments and authorities in the countries in which the Company operates, in the event restrictions are imposed, the operations of the Company, including the projects under construction and development, may be adversely affected. Also, as a result of the Covid-19 pandemic, the electricity prices in the European markets declined due to the decrease in demand, resulting in a slight decrease in the Company’s revenues in Spain.  The electricity prices in the European markets have since increased and are currently close to the electricity prices that were in effect prior to the pandemic. The spread of Covid-19 and its implications may also indirectly affect the operations of the Company, for example through changes in the prices of oil resulting in a decrease in the electricity prices, and through reduction in demand for electricity, delays in construction of projects due to curtailment of work, limited availability of components required in order to operate or construct new projects, regulatory changes by countries affected by the virus, including changes in subsidies, collection delays, delays in obtaining permits, limited availability or changes in terms of financing for future projects, limited availability of corporate financing and lower returns on potential future investments.  As a result, the Company's business and operating results could be negatively affected. The extent to which the Covid-19 pandemic impacts the business of the Company will depend on future developments, which are highly uncertain and cannot be predicted, including new information which may emerge concerning the severity of Covid-19 and the actions to contain Covid-19 or treat its impact, among others. These potential affects could last until a vaccine or successful treatment plan are implemented worldwide or at least in the countries in which the Company operates.

D.	Material events in the reporting period

1.
In December 2020, the Company indirectly acquired all issued and outstanding shares of Groen Gas Gelderland B.V. (“GG Gelderland”) through its wholly-owned subsidiary, Ellomay Luxembourg Holdings S.àr.l. (“Ellomay Luxembourg”). GG Gelderland owns an operating anaerobic digestion plant in Gelderland, the Netherlands, with a permit that enables it to produce approximately 7.5 million Nm3 per year. The Company paid €1,567 thousand for the shares and the repayment of shareholder loans. An additional shareholder loan of approximately €5,897 thousand was granted to GG Gelderland for the repayment of other existing loans as at the date of the acquisition. (See Note 6).

2.
In February 2020, the Company issued 715,000 ordinary shares and warrants to purchase an additional 178,750 ordinary shares to several Israeli institutional investors in a private placement undertaken in accordance with Regulation S of the Securities Act of 1933, as amended. The gross proceeds to the Company in connection with the private placement were NIS 50.05 million (approximately €13.5 million based on the Euro /NIS exchange rate at that time).

3.
In July 2020, the Company issued 450,000 ordinary shares to several Israeli qualified investors in a private placement undertaken in accordance with Regulation S. The Company received gross proceeds of approximately NIS 31,725 thousand (approximately €8,097 thousand based on the Euro/NIS exchange rate at that time).

4.
In October 2020, the Company completed a public offering in Israel of additional Series C Debentures and a of a new series of options ("Series 1 Options"), tradable on the Tel Aviv Stock Exchange, to purchase the Company’s ordinary shares at an exercise price per share of NIS 150 (approximately €37.5 based on the Euro/NIS exchange rate at that time) subject to adjustments upon customary terms. The Company issued an aggregate principal amount of NIS 154,000 thousand (approximately €38,520 thousand based on the Euro/NIS exchange rate at that time) of Series C Debentures and 385,000 Series 1 Options and received gross proceeds of approximately  NIS 164,200 thousand (approximately €41.1 million based on the Euro/NIS exchange rate at that time).